						 Filed Pursuant to Rule 497(e)
						 of the Securities Act of 1933

                                                                   March 1, 2021
                                 PIONEER FUNDS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


FUND                                         DATE OF PROSPECTUS
Pioneer Strategic Income Fund                 February 1, 2021
Pioneer Emerging Markets Equity Fund          February 1, 2021
Pioneer International Equity Fund               April 1, 2020
Pioneer Select Mid Cap Growth Fund              April 1, 2020
Pioneer AMT-Free Municipal Fund                 April 1, 2020
Pioneer Fund                                     May 1, 2020
Pioneer Real Estate Shares                       May 1, 2020
Pioneer Core Equity Fund                         May 1, 2020
Pioneer U.S. Government Money Market Fund        May 1, 2020
Pioneer Multi-Asset Ultrashort Income Fund     August 1, 2020
Pioneer Fundamental Growth Fund                August 1, 2020
Pioneer Bond Fund                             November 1, 2020
Pioneer Securitized Income Fund               December 1, 2020
Pioneer Balanced ESG Fund                     December 1, 2020
Pioneer Multi-Asset Income Fund               December 1, 2020
Pioneer Solutions - Balanced Fund             December 1, 2020
Pioneer High Income Municipal Fund            December 18, 2020
Pioneer MAP-High Income Municipal Fund        December 18, 2020
Pioneer Disciplined Growth Fund               December 31, 2020
Pioneer Disciplined Value Fund                December 31, 2020
Pioneer Global Equity Fund                    December 31, 2020
Pioneer Corporate High Yield Fund             December 31, 2020
Pioneer Short Term Income Fund                December 31, 2020

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The fund has entered into an agreement with The Bank of New York Mellon ("BNY
Mellon"), 225 Liberty Street, New York, New York 10286, to serve as custodian of the fund's assets. The fund has also entered into an agreement with BNY Mellon to perform certain fund accounting and fund administration services for the fund. BBH will continue to provide the current services to the fund until the fund is fully converted to BNY Mellon, which is scheduled to occur in the fourth quarter of 2021.





                                                                   32452-00-0321
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC